BUSINESS COMBINATIONS - Consideration Transferred for WAE Acquisition (Details) - USD ($) $ in Thousands			12 Months Ended
		May 23, 2016	Dec. 31, 2018	Aug. 20, 2018	Dec. 31, 2017	Aug. 16, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired			$ 4,137		$ 19,149		$ 16,584
Other current financial liabilities	[1]		9,347		10,664
WAE
Disclosure of detailed information about business combination [line items]
Down payment		$ 8,500
Working capital adjustment		1,352	1,357
Installment payment		551
Contingent consideration		9,448	1,867	$ 5,000		$ 5,000
Total consideration paid net of cash and cash equivalents acquired		$ 19,851
Other current financial liabilities			$ 0		$ 924

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).